PO Box 281077

Nashville, TN 37228

315 Deadrick Street

Nashville, TN 37203

615-476-1151

Steve@SteveMillslaw.com

September 1, 2021

Securities and Exchange Commission

Division of Corporate Finance

Office of Trade and Services

Washington, DC 20549

Dear Sir or Madam:

We are submitting this letter on behalf of Nine Alliance Science & Technology Group (“JMKJ” or “the Company”) in response to comments from the staff (“Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter on July 12, 2021, relating to the Company’s Registration Statement filed on June 16, 2021, with the file number 000-56293. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter. We are including as an attachment to this letter a copy of the Registration Statement that has been marked to show changes from the Registration Statement as originally filed.

Registration Statement on Form 10-12G filed June 16, 2021.

Item 1 Business, page 1

2.       Please revise your disclosure to describe your corporate history and to distinguish clearly between previous and current business operations, including the following:

• Indicate, if true, you no longer have operations relating to the ladies' handbag business.

• Include discussion of the dormancy period and custodianship proceeding mentioned in Note 1 of the financial statements.

• Describe your current operations and/or include a cross-reference to the discussion on page 8; and

• Reconcile the apparent inconsistency between statements such as "we have . . . limited business operations" (page 1) and "we are not currently engaged in any business operations" (page 2), and among descriptions of your plans to acquire an interest in eligible companies (page 1), effect an acquisition or merger with an operating company (page 5), or consummate a reverse merger or other business combination (pages 7-8).

We have amended the filing as follows:

Nine Alliance Science & Technology Group (“Nine Alliance”, “We”, or the “Company”) was incorporated in the State of Nevada on September 12, 2014, under the name Paramount Supply Inc. The Company then known as Paramount Supply Inc. last filed a financial report with the SEC on August 25, 2017. On September 29, 2017, our name was changed to Nine Alliance Science & Technology Group. On August 27, 2020, a motion and application were made to appoint a Custodian of the Company based on prior management abandoning its responsibilities to continue making filings at the Nevada Secretary of State’s office and for failing to hold a shareholders’ meeting in over 3 years and otherwise failing to keep current in its obligations to the Company.  Upon motion and application to the District Court, Clark County Nevada, the Court granted the request for Custodian for the Company (“Custodian”).   Upon granting the motion, the Court issued an Order acknowledging that the Custodian has performed all the duties that had been required of it and the management of the Company will revert exclusively to the officers and directors appointed by the Custodian. In the Revival of the Company, Investment Reserves Series, as the Custodian of the Company, appointed Joseph Passalaqua as CEO, CFO and Secretary.

The Company is a “blank check company,” as that term is defined in Rule 419(a)(2) of Regulation C of the Securities Act of 1933, as amended. We have not had preliminary contact or discussions with, nor do we have any present plans, proposals, arrangements, or understandings with, any representatives of the owners of any business or company regarding the possibility of an acquisition or merger. We are a “shell company” within the meaning of Rule 405, promulgated pursuant to Securities Act, because we do have no hard assets and real business operations.

From inception until the date of this filing we have had limited operating activities, primarily consisting of the incorporation of our company and the initial equity funding by our sole officer and director. We received our initial funding of $4,000 from our sole officer and director at that time who purchased 4,000,000 shares of common stock at $0.001 per share. On September 2, 2015, the Company issued 1,000,000 shares of common stock for a purchase price of $0.04 to 30 independent investors pursuant to an offering on Registration Statement on Form S-1. The Company received proceeds of $40,000.  Our independent auditor has issued an audit opinion for our Company which includes a statement expressing substantial doubt as to our ability to continue as a going concern.

We are a start-up company with no established business. We completed our offering pursuant to a Registration Statement on Form S-1 which provided funding of $40,000 for the next twelve months. After twelve months period we needed additional financing.  Our President and a Director has agreed to loan the Company funds; however, he has no firm commitment, arrangement, or legal obligation to advance or loan funds to the Company. The Company’s principal offices are located at 7325 Oswego Road, Liverpool, NY 1309040

Our operations to date have been devoted primarily to start-up and development activities. We have generated no revenues since inception.

On June 2, 2021, we voluntarily filed a termination of our registration statement on Form 15-15D pursuant to Rule 15d-6 and our termination becomes effective 90 days thereafter.  The Company has since been seeking a merger target and has been evaluating various opportunities. We never sold any securities under the offering statement, so there was no need to keep the prospectus and Form S-1 filing current.  A public market for our shares developed from existing shareholders selling under Rule 144 or Section 4(a)(1).

3.       You appear to be a shell company as that term is defined in Securities Act Rule 405 of Regulation C.  In this regard, we note that you have nominal operations and nominal assets to date.  Please revise your cover page to disclose that you are a shell company and add a risk factor that highlights the consequences of shell company status or otherwise provide us with a detailed legal analysis explaining why you are not a shell company.

We amended the title page to reflect that we are a shell company.

4.       We note the statement, "We intend to use the net proceeds from the initial offering to develop our business operations."  Please delete or advise how this is relevant to the current filing.

We amended the filing by deleting this sentence.

5.       Please tell why you filed Form 15 on June 2, 2021.  We note the absence of reporting between the NT 10-K filed December 29, 2017, and the Form 8-K filed June 1, 2021. Provide your analysis as to whether the Company's reporting requirements under Securities Act Section 15(d) were automatically suspended or voluntarily suspended; if the latter, tell us how the Company meets the eligibility requirements of Exchange Act Rule 12h-3(a).  Refer to Exchange Act Forms Question 108.01 of the Division's Compliance and Disclosure Interpretations on our website.

We amended the filing as follows:

On June 2, 2021, we voluntarily filed a termination of our registration statement on Form 15-15D pursuant to Rule 15d-6 and our termination becomes effective 90 days thereafter.  The Company has since been seeking a merger target and has been evaluating various opportunities. We never sold any securities under the offering statement, so there was no need to keep the prospectus and Form S-1 filing current.  A public market for our shares developed from existing shareholders selling under Rule 144 or Section 4(a)(1).

Item 4

Security Ownership of Certain Beneficial Owners and Management, page 9:

6.       Please provide the address of all 5% shareholders, as required by Item 403 of Regulation

S-K

We have amended the filing as follows:

Principal Stockholders

The following table sets forth, as of March 31, 2021, the number of shares of Common Stock owned of record and beneficially by executive officers, directors and persons who beneficially own more than 5% of the outstanding shares of Common Stock of the Company.

Beneficial Owner	Number of Shares Beneficially Owned	Percent
Friction & Heat, LLC Beneficial Owner-Joe Passalaqua 106 Glenwood Drive S. Liverpool, NY 13090-3340	70,000,000	93.33%
Tongqing Bao Tongquing Bao is the former CEO of the company when it was known as Paramount Supply Co. No reports were filed after he assumed control of the company in 2017 and he apparently abandoned the company. His whereabouts are unknown, and he has no input or communication with current management.	4,000,000	5.33%

Item 5

Directors and Executive Officers, page 9

7. Please expand Mr. Passalaqua's biographical information to include his business experience during the past five years.  Please refer to Item 401(e) of Regulation S-K.

We amended the filing as follows:

The following table sets forth information regarding our current directors and each director nominee, as of the date of filing.

Name	Position	Age	Director Since
Joseph C. Passalaqua	Director	72	2019

Joseph C. Passalaqua

Mr. Passalaqua, 72, has been the president of Lyboldt-Daly, Inc., a real estate management company since February 1996. He worked in sales for Summit Automotive from 2012 to 2016. He became President, Secretary and a Director of Plantation Lifecare Developers, Inc. in February 2015 until it merged into Plantation Corp. effective July 27, 2017. He was President, Secretary, Treasurer and Director of Plantation Corp. from April 27, 2017, until May 18, 2017, when he became Executive Vice-president and Director. He resigned as Executive Vice-president and Director on September 14, 2018. Mr. Passalaqua is serving as President and Director of Petro USA, previously All State Properties Holdings, Inc. (PBAJ) since February 2017. Mr. Passaalqua is now currently serving as President and Director of Nine Alliance Science and Technology (JMKJ) since August 2020.

Item 9

Market Price of, and Dividends on, the Registrant's Common Equity and Related Stockholder Matters, page 11

8.       Please furnish a statement to the effect that there is no established public trading market for your shares.  In addition, please disclose the range of high and low bid information for each full quarterly period within the two most recent fiscal years and any subsequent interim period for which financial statements are included.  Please refer to Item 201(a)(1)(iii) of Regulation S-K.  Please revise to state that presently the OTC Pink Sheets have placed a "limited information warning" on your company because you are not making material information public.  Please explain the nature, significance, and basis for this warning.

We amended the filing as follows:

a) Market Information

Our common stock trades over the counter under the ticker symbol “JMKJ” and there is no established public trading market for our shares. Nine Alliance Science and Technology Group trades on the OTC market.  OTCMarkets Groups is a company that provides financial market information involving price and liquidity for OTC securities on its website OTCMarkets.com and is designed to provide investors with information and risks pertaining to OTC securities.  JMKJ is currently designated as a “Limited information” company by OTCMarkets.com which is delineated with a “YIELD” sign on OTCMarkets.com.  This means that OTCMarkets.com has determined that JMKJ has posted limited information on OTCMarkets.com or is late on its filings with the SEC and Investors should use caution when considering this company.

The following table sets forth, for the periods indicated, the high and low closing sales prices of our common stock (where the end of the quarter was on a weekend or holiday and in cases where there was otherwise no trading activity, the high and low prices nearest and prior to the date have been used):

FISCAL YEAR ENDED SEPTEMBER 30, 2019:	High	Low
December 31, 2018	$25.00	$25.00
March 31, 2019	$25.00	$25.00
June 30. 2019	$1.00	$1.00
September 30, 2019	$0.51	$0.51

FISCAL YEAR ENDED SEPTEMBER 30, 2020:
December 31, 2019	$0.51	$.051
March 31, 2020	$10.00	$10.00
June 30, 2020	$10.00	$10.00
September 30, 2020	$10.00	$10.00

FISCAL YEAR ENDING SEPTEMBER 30, 2021
December 31, 2020	$10.00	$10.00
March 31, 2021	$10.00	$10.00
June 30, 2021	$10.00	$10.00

9.       We note your statement here that you are a shell company, please revise to disclose the requirements that must be met under Rule 144(i) for your security holders to be able to rely on Rule 144 for the resale of restricted and/or control securities, and the effect these restrictions may have on the liquidity of a holder's shares.

We amended the filing as follows:

We are currently considered a shell company Rule 405 defines a shell company as a company with 1) no or nominal operations, and either 2) no or nominal assets, 3) assets consisting solely of cash and cash equivalents, or 4) assets consisting of any amount of cash and cash equivalents and nominal other assets. We will remain classified as a shell company until we qualify for an exemption pursuant to Rule 144 (i)(2) by meeting the following requirements: JMKJ is no longer a shell company and has not been one for a year, it mandatorily files reports with the SEC, it has filed all required reports during the past 12 months, and it has been over a year since the current Form 10 information was filed. Security holders will not be able to rely on Rule 144 for the resale of restricted and/or control securities if JMKJ remains classified as a shell corporation.

Item 10

Recent Sales of Unregistered Securities, page 12

10. Please revise this section to cover the past three years, as required by Item 701 of Regulation S-K.  Please indicate the section of the Securities Act or the rule of the Commission under which exemption from registration was claimed for the sale of shares to Joseph C. Passalaqua.

We amended the filing as follows:

Item10. Recent Sales of Unregistered Securities.

During the Company’s 2020 and 2019 and 2018 fiscal years ending September 30th, the Company had no sales of unregistered securities.

On October 31, 2020, the Company issued 70,000,000 shares of Common Stock to Friction & Heat LLC; Joseph Passalaqua as Managing Member, in exchange for debt in the amount of $2,000 paid to the Company’s Transfer Agent.  The securities issued by the Company as described above are deemed "restricted securities" within the meaning of that term as defined in Rule 144 of the Securities Act and have been issued pursuant to the "private placement" exemption under Section 4(2) of the Securities Act. This transaction did not involve a public offering of securities.

Item 11

Description of Registrant's Securities to be Registered, page 12

11.       The par value of your common stock is stated as $0.0001 per share.  Please reconcile this with disclosure found on the cover page of Form 10, which states the par value as $0.001 per share.

We amended the filing as follows:

Item 15

Financial Statements and Exhibits, page 14

The authorized capital stock of Nine Alliance Science & Technology Group consists of 290,000,000 shares of Common Stock, $0.001 par value per share (the “Common Stock”) and 10,000,000 shares of Preferred Stock, $0.0001 par value per share (the “Preferred”). As of March 31, 2021, there were 75,000,000 shares of Common Stock issued and outstanding and no shares of Preferred Stock issued and outstanding.

12.       Please disclose that your sole director and executive officer will control any matter put to a vote of your shareholders and assess the material risks of potential conflicts of interest.

We amended the filing as follows:

Joe Passalaqua is the sole officer and director. He also is the beneficial owner of Heat and Friction LLC which controls 93.33% of the issued and outstanding common stock. As such, he is the controlling shareholder of the company. By controlling 93.33% of the common stock, Mr. Joe Passalaqua can take actions on behalf of the company without input from any other shareholder. He can, by himself, take actions such as amending the articles of incorporation, appointing new officers and directors, setting his compensation, increasing the number of authorized shares, issuing new shares, approving mergers and acquisitions, and disposing of company assets. Each shareholder should take note of this potential conflict of Mr. Joe Passalaqua when reviewing these securities.

Item 15

Financial Statements and Exhibits, page 14

13. Please refile your exhibits in the proper text-searchable format.  Please refer to Section 5.2.3.6 of the EDGAR Filer Manual (Volume II) EDGAR Filing (Version 58) (June 2021) and Item 301 of Regulation S-T.

Financial Statements General, page 15

Response: Please see attachments

14. We note that in February 2021 you changed the par value of your common stock from $0.001 to $0.0001.  Please revise your balance sheets and statements of stockholders’ equity to give retroactive effect to this change in your capital structure.  Additionally, please provide a footnote to your financial statements to disclose the retroactive treatment, the reason for the change in par value, and the date the change became effective.  Please refer to SAB Topic 4C.

Response: Please see revised financials

Note 7 - Subsequent Events, page 27

15. Please revise your footnote to provide the disclosure required by ASC 855-10-50-1b.  This comment also applies to Note 7 to the unaudited financial statements on page 38.

Response: Please see revised footnotes.

____________________

Stephen Mills, Esq.